Investment in equity investees (Tables)	9 Months Ended
Sep. 30, 2019
Yonghui Group
Schedule of investment accounted for using equity method

	As of August 11, 2016	As of December 31, 2018	As of September 30, 2019
	RMB	RMB	RMB
Carrying value of investment in Yonghui	4,234,929	5,450,209	5,505,566
Proportionate share of Yonghui’s net tangible and intangible assets	1,869,905	2,122,874	2,229,692

Positive basis difference	2,365,024	3,327,335	3,275,874

Positive basis difference has been primarily assigned to:
Goodwill	1,270,190	1,989,726	1,989,726
Amortizable intangible assets (*)	1,459,779	1,783,478	1,714,864
Deferred tax liabilities	(364,945)	(445,869)	(428,716)
	2,365,024	3,327,335	3,275,874
Cumulative gains in equity interest in Yonghui	—	250,538	426,233

(*)	As of September 30, 2019, the weighted average remaining life of the intangible assets not included in Yonghui’s consolidated financial statements was 15 years.

Bitauto Group
Schedule of investment accounted for using equity method

	As of February 16, 2015	As of December 31, 2018	As of September 30, 2019
	RMB	RMB	RMB
Carrying value of investment in Bitauto (*)	5,496,188	2,544,367	1,836,909
Proportionate share of Bitauto’s net tangible and intangible assets	2,119,109	2,619,609	2,368,479

Positive / (negative) basis difference	3,377,079	(75,242)	(531,570)

Positive / (negative) basis difference has been primarily assigned to:
Goodwill (*)	2,846,260	—	—
Amortizable intangible assets (**)	707,758	(75,242)	(531,570)
Deferred tax liabilities	(176,939)	—	—

	3,377,079	(75,242)	(531,570)

Cumulative losses in equity interest in Bitauto	—	(3,280,796)	(3,863,025)
(*)
In the first quarter of 2019, the Group conducted impairment assessment on its investment in Bitauto considering the duration and severity of the decline of Bitauto’s stock price after the investment, as well as the financial condition, operating performance and the prospects of Bitauto, and concluded the decline in fair value of the investment w as
other-than-temporary. Accordingly, the Group recorded impairment charge of
RMB488,453 to write down the carrying value of its investment in Bitauto to the fair value, based on quoted closing price of Bitauto’s stock as of March 31, 2019.

(**)
As of September 30, 2019, the negative basis difference between carrying value of investment in Bitauto and proportionate share of Bitauto’s net tangible and intangible assets was RMB
531,570
.
This difference would not be amortized.

Dada Group
Schedule of the estimated fair value of the assets/investments received

As of April 26, 2016
RMB
Assets/investments received by the Group
Dada’s ordinary shares	2,164,050
Dada’s preferred shares	1,298,700
Warrant to purchase Dada’s preferred shares	45,450

3,508,200

Schedule of investment accounted for using equity method

	As of April 26, 2016	As of December 31, 2018	As of September 30, 2019
	RMB	RMB	RMB
Carrying value of investment in Dada’s ordinary shares	2,164,050	—	—
Proportionate share of Dada’s net tangible and intangible assets	424,140	(1,709,458)	(1,703,654)

Positive basis difference	1,739,910	1,709,458	1,703,654

Positive basis difference has been primarily assigned to:
Goodwill	1,605,891	1,605,891	1,605,891
Amortizable intangible assets (*)	178,692	138,089	130,350
Deferred tax liabilities	(44,673)	(34,522)	(32,587)

	1,739,910	1,709,458	1,703,654

Cumulative losses in equity interest in Dada’s ordinary shares	—	(2,164,050)	(2,164,050)
(*)	As of September 30, 2019, the weighted average remaining life of the intangible assets not included in Dada’s consolidated financial statements was 6 years.

Tuniu Group
Schedule of investment accounted for using equity method

	As of May 22, 2015	As of December 31, 2018	As of September 30, 2019
	RMB	RMB	RMB
Carrying value of investment in Tuniu (*)	2,494,145	858,566	543,767
Proportionate share of Tuniu’s net tangible and intangible assets	1,014,296	714,009	633,547

Positive / (negative) basis difference	1,479,849	144,557	(89,780)

Positive / (negative) basis difference has been primarily assigned to:
Goodwill (*)	1,212,149	23,899	—
Amortizable intangible assets (**)	356,933	160,877	(89,780)
Deferred tax liabilities	(89,233)	(40,219)	—

	1,479,849	144,557	(89,780)

Cumulative losses in equity interest in Tuniu	—	(1,635,579)	(1,950,378)
(*)
In the second quarter of 2019, the Group conducted impairment assessment on its investment in Tuniu considering the duration and severity of the decline of Tuniu’s stock price after the investment, and concluded the decline in fair value of the investment w as
 other-than-temporary. Accordingly, the Group recorded impairment charge of
RMB222,212
to write down the carrying value of its investment in Tuniu to its fair value, based on quoted closing price of Tuniu as of June 30, 2019.

(**)
As of September 30, 2019, the negative basis difference between carrying value of investment in Tuniu and proportionate share of Tuniu’s net tangible and intangible assets was RMB89,780. This difference would not be amortized.

Jiangsu Five Star
Schedule of investment accounted for using equity method

	As of April 29, 2019	As of September 30, 2019
	RMB	RMB
Carrying value of investment in Jiangsu Five Star	1,274,257	1,370,853
Proportionate share of Jiangsu Five Star’s net tangible and intangible assets	432,310	530,888

Positive basis difference	841,947	839,965

Positive basis difference has been primarily assigned to:
Goodwill	586,325	586,325
Amortizable intangible assets (*)	208,840	207,938
Property, e quipment and software (*)	131,990	130,250
Deferred tax liabilities	(85,208)	(84,548)

	841,947	839,965

Cumulative gains in equity interest in Jiangsu Five Star	—	96,596
(*)	As of September 30, 2019, the weighted average remaining lives of the intangible asset s and property, equipment and software were 20 years and 25 years, respectively.

Yixin
Schedule of investment accounted for using equity method

	As of November 16, 2017	As of December 31, 2018	As of September 30, 2019
	RMB	RMB	RMB
Carrying value of investment in Yixin	860,992	1,044,537	1,198,696
Proportionate share of Yixin’s net tangible and intangible assets	1,703,448	1,641,276	1,655,026

N egative basis difference	(842,456)	(596,739)	(456,330)

Cumulative gains in equity interest in Yixin	—	183,545	337,704